Taxation (Details 2) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation [Abstract]
Provision for employee benefits		$ 1,123,867	$ 1,045,868
Net operating loss carried forward		233,725	312,008
Deferred tax assets		1,357,592	1,357,876
Less:
Deferred tax liabilities - finance leases		377,073	262,681
Deferred tax assets-net	$ 1,009,235	$ 980,519	$ 1,095,195